[AMERICAN GENERAL LIFE COMPANIES LOGO]

                                                                                                                           Lauren W. Jones
                                                                                                                           Chief Counsel, Business Lines
                                                                                                                           Direct Line (713) 831-8470
                                                                                                                           FAX (713) 620-3878
                                                                                                                           E-mail: Laurie.Jones@aglife.com

                                                                            May 6, 2010

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

American International Life Assurance Company of New York ("AI Life") and
American International Life Assurance Company of New York
     Variable Account A ("Registrant")
Product:  Group Immediate Variable Annuity Contract - Vanguard
File No. 333-108724 and No. 811-04865
CIK No. 0000803401

Dear Ladies and Gentlemen:

            As Chief Counsel of American General Life Companies, LLC and counsel to AI Life, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	The Amendment, which is designated as Post-Effective Amendment No. 14 under the 1933 Act and as Amendment No. 94 under the Investment Company Act of 1940, was filed electronically on May 3, 2010.

Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                                                                         Very truly yours,

                                                                                                                          LAUREN W. JONES

                                                       American General Life Companies, LLC
                                                       2929 Allen Parkway, AT-30 . Houston, TX 77019